iShares®

iShares Trust and iShares, Inc.

Supplement dated December 31, 2024

to the currently effective Prospectus and Statement of Additional Information (“SAI”)

for the iShares Funds listed immediately below

(each, a “Fund” and collectively, the “Funds”)

iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB)	iShares MSCI Pacific ex Japan ETF (EPP)

iShares 1-5 Year Investment Grade Corporate Bond ETF (IGSB)	iShares Preferred and Income Securities ETF (PFF)

iShares 5-10 Year Investment Grade Corporate Bond ETF (IGIB)	iShares Russell 1000 Growth ETF (IWF)

iShares Biotechnology ETF (IBB)	iShares Russell 1000 Value ETF (IWD)

iShares Cohen & Steers REIT ETF (ICF)	iShares Russell 2000 ETF (IWM)

iShares Europe ETF (IEV)	iShares Russell 2000 Growth ETF (IWO)

iShares iBoxx $ High Yield Corporate Bond ETF (HYG)	iShares Russell 2000 Value ETF (IWN)

iShares iBoxx $ Investment Grade Corporate Bond ETF (LQD)	iShares Russell Mid-Cap ETF (IWR)

iShares International Select Dividend ETF (IDV)	iShares Russell Mid-Cap Growth ETF (IWP)

iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)	iShares Russell Mid-Cap Value ETF (IWS)

iShares Latin America 40 ETF (ILF)	iShares S&P Mid-Cap 400 Growth ETF (IJK)

iShares MBS ETF (MBB)	iShares Select Dividend ETF (DVY)

iShares MSCI EAFE Small-Cap ETF (SCZ)	iShares TIPS Bond ETF (TIP)

Effective December, 11 2024, each Fund’s contractual management fee rate was updated to reflect calculation to the sixth decimal place, which is the same as or lower than the prior contractual management fee rate that was previously stated to the fourth decimal place.

Accordingly, effective immediately, the following information updates any existing information in the
Prospectus and SAI for the Funds.

For its investment advisory services to each Fund in the tables below, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund. The investment advisory fee for each Fund equals the ratio of that Fund’s average daily net assets over the aggregate average daily net assets of the Fund and other Funds in the same fund group as indicated in the table below multiplied by the applicable assets in each tier then multiplied by the related tier rate for the Fund indicated in the table.

Fund Group: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and
Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000
Value ETF, and iShares Select Dividend ETF
Fund	First $46 billion	Greater than $46 billion Up to and including $81 billion	Greater than $81 billion Up to and including $111 billion	Greater than $111 billion Up to and including $141 billion	Greater than $141 billion Up to and including $171 billion	Greater than $171 billion

iShares Latin America 40 ETF	0.5000%	0.475000%	0.451250%	0.428687%	0.407253%	0.386890%

iShares MSCI Pacific ex Japan ETF	0.5000%	0.475000%	0.451250%	0.428687%	0.407253%	0.386890%

Fund Group: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and
Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000
Value ETF, and iShares Select Dividend ETF
Fund	First $46 billion	Greater than $46 billion Up to and including $81 billion	Greater than $81 billion Up to and including $111 billion	Greater than $111 billion Up to and including $141 billion	Greater than $141 billion Up to and including $171 billion	Greater than $171 billion

iShares Preferred and Income Securities ETF	0.4800%	0.456000%	0.433200%	0.411540%	0.390963%	0.371400%

iShares Russell 2000 ETF	0.2000%	0.190000%	0.180500%	0.171475%	0.162901%	0.154756%

iShares Russell 2000 Growth ETF	0.2500%	0.237500%	0.225625%	0.214343%	0.203626%	0.193445%

iShares Russell 2000 Value ETF	0.2500%	0.237500%	0.225625%	0.214343%	0.203626%	0.193445%

iShares Select Dividend ETF	0.4000%	0.380000%	0.361000%	0.342950%	0.325802%	0.309512%

Fund Group: iShares iBoxx $ High Yield Corporate Bond ETF and iShares J.P. Morgan USD Emerging Markets Bond ETF
Fund	First $19 billion	Greater than $19 billion Up to and including $33 billion	Greater than $33 billion Up to and including $47 billion	Greater than $47 billion

iShares iBoxx $ High Yield Corporate Bond ETF	0.5000%	0.475000%	0.451250%	0.428687%

iShares J.P. Morgan USD Emerging Markets Bond ETF	0.4000%	0.380000%	0.361000%	0.342950%

Fund Group: iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment
Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares
Biotechnology ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond
ETF, iShares MBS ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell
Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P
Mid-Cap 400 Growth ETF, and iShares TIPS Bond ETF
Fund	First $121 billion	Greater than $121 billion Up to and including $181 billion	Greater than $181 billion Up to and including $231 billion	Greater than $231 billion Up to and including $281 billion	Greater than $281 billion

iShares 1-5 Year Investment Grade Corporate Bond ETF	0.0400%	0.040000%	0.040000%	0.040000%	0.040000%

iShares 5-10 Year Investment Grade Corporate Bond ETF	0.0400%	0.040000%	0.040000%	0.040000%	0.040000%

iShares 10+ Year Investment Grade Corporate Bond ETF	0.0400%	0.040000%	0.040000%	0.040000%	0.040000%

iShares Biotechnology ETF	0.4800%	0.456000%	0.433200%	0.411540%	0.390963%

iShares Cohen & Steers REIT ETF	0.3500%	0.332500%	0.315875%	0.300081%	0.285077%

iShares iBoxx $ Investment Grade Corporate Bond ETF	0.1500%	0.142500%	0.135375%	0.128606%	0.122175%

iShares MBS ETF	0.0400%	0.038000%	0.036100%	0.034295%	0.032580%

iShares Russell 1000 Growth ETF	0.2000%	0.190000%	0.180500%	0.171475%	0.162901%

Fund Group: iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment
Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares
Biotechnology ETF, iShares Cohen & Steers REIT ETF, iShares iBoxx $ Investment Grade Corporate Bond
ETF, iShares MBS ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell
Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P
Mid-Cap 400 Growth ETF, and iShares TIPS Bond ETF
Fund	First $121 billion	Greater than $121 billion Up to and including $181 billion	Greater than $181 billion Up to and including $231 billion	Greater than $231 billion Up to and including $281 billion	Greater than $281 billion

iShares Russell 1000 Value ETF	0.2000%	0.190000%	0.180500%	0.171475%	0.162901%

iShares Russell Mid-Cap ETF	0.2000%	0.190000%	0.180500%	0.171475%	0.162901%

iShares Russell Mid-Cap Growth ETF	0.2500%	0.237500%	0.225625%	0.214343%	0.203626%

iShares Russell Mid-Cap Value ETF	0.2500%	0.237500%	0.225625%	0.214343%	0.203626%

iShares S&P Mid-Cap 400 Growth ETF	0.1800%	0.171000%	0.162400%	0.154300%	0.146500%

iShares TIPS Bond ETF	0.2000%	0.190000%	0.180500%	0.171475%	0.162901%

Fund Group: iShares Europe ETF, iShares International Select Dividend ETF, and iShares MSCI EAFE Small-Cap ETF
Fund	First $12 billion	Greater than $12 billion Up to and including $18 billion	Greater than $18 billion Up to and including $24 billion	Greater than $24 billion Up to and including $30 billion	Greater than $30 billion

iShares Europe ETF	0.6000%	0.570000%	0.541500%	0.514425%	0.488703%

iShares International Select Dividend ETF	0.5000%	0.475000%	0.451250%	0.428687%	0.407253%

iShares MSCI EAFE Small-Cap ETF	0.4000%	0.380000%	0.361000%	0.342950%	0.325802%

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-BP-1224

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